Debt (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands												3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	May 15, 2027	Jun. 30, 2026	Jun. 22, 2026	Jun. 05, 2026	May 19, 2026	May 18, 2026	May 13, 2026	Mar. 31, 2026	Mar. 13, 2026	Jan. 06, 2026	Apr. 30, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Jan. 15, 2026	Apr. 30, 2025	Sep. 29, 2024
Short-Term Debt [Line Items]
Principal amount						$ 4,000														$ 600
Carrying amount																		$ 3,934
Common Stock, Value, Outstanding				$ 810
Shares issued																169,375
Extinguishment of debt																$ 597	$ 300
Unamortized discount																		330
Net proceeds																$ 621
Investment Owned, Face Amount			$ 2,333			1,000		$ 2,500				$ 2,500			$ 2,500
Discount amount			467			$ 200		500				$ 500			$ 500
Legal Fees			25					$ 25
Interest rate, percentage		10.00%				10.00%		10.00%				10.00%			10.00%	10.00%
Number of shares converted						2,500,000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares		$ 376				$ 6,827										$ 376
Common Stock, No Par Value						$ 2.73
Interim payments																33
Principal payments		233														233		1,215	$ 1,749
Settlement Assets, Current		$ 232														$ 232
Share Price		$ 2.22														$ 2.22
Accounts Payable, Trade		$ 1,966														$ 1,966
Future receipts purchased, amount																	2,918
Proceeds from notes payable																8,649	2,575
Repayments of notes payable																2,842	655	1,215	$ 1,749
Debt instrument fair value		3,360														3,360
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		20,196
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 8.202		$ 8.202	$ 13.90
Proceeds from Issuance of Warrants																		$ 155
Remaining principal balance																			$ 4,264
Notes payable, noncurrent																		1,099
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			0
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable																		5,317	$ 1,198
Notes payable		995														995		3,934	598
Notes payable, noncurrent																			200
Related Party [Member]
Short-Term Debt [Line Items]
Principal amount																			495
Proceeds from notes payable																			450
Repayments of notes payable																		330	165
Notes payable																			$ 330
Maturity date, description																			The notes bear no interest, are unsecured and matured at various dates through November 2024.
Notes payable, noncurrent																		1,099	$ 1,082
Unrelated Parties [Member]
Short-Term Debt [Line Items]
Repayments of notes payable																2,842	655
Board of Directors Chairman [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable																		1,734
Notes payable																		$ 2,791
Minimum [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.10
Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			55.0
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			4.7
Minimum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term																			1 year
Maximum [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 20.00
Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			55.6
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			5.3
Maximum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term																			2 years
Bridge Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal amount		554														554
Unamortized discount		72														72
Purchase Obligation		$ 482														$ 482
Short-Term Debt, Interest Rate Increase		12.00%
Proceeds from Other Debt		$ 445
Senior Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount			$ 2,800					$ 3,000				$ 3,000			$ 3,000
Leviston Senior Convertible Notes Measured At Fair Value [Member]
Short-Term Debt [Line Items]
Principal amount						$ 1,200
Notes Payable With Financial Institutions [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable																	545
Periodic payment																	819
Securities Borrowed																	100
Two Promissory Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest rate, percentage		7.00%														7.00%		7.00%
Principal payments																$ 854	115	$ 244	$ 854
Two Promissory Notes [Member] | Related Party [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Principal payments	$ 979
One 7% Promissory Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest rate, percentage		7.00%														7.00%
Notes payable		$ 229														$ 229
Other 7% Promissory Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest rate, percentage		7.00%														7.00%
Notes payable		$ 1,168														$ 1,168
One Promissory Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest rate, percentage		7.00%														7.00%		7.00%
Notes payable, noncurrent																		$ 1,099
Four Additional Notes Payable [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Principal amount																		1,275
Principal payments																		550
Proceeds from notes payable																		1,152
Periodic payment																		$ 103
Maturity date, description																		The notes mature at various dates from February 2025 to August 2026.
Total principal and accrued interest																		$ 616
Four Additional Notes Payable [Member] | Minimum [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																		7.00%
Four Additional Notes Payable [Member] | Maximum [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																		12.00%
Two Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument fair value																		$ 212
6 Promissory Notes [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Principal amount																			1,069
Proceeds from notes payable																			1,198
Periodic payment																			4
Maturity date, description																		The notes mature at various dates through December 2024
Convertible notes payable																			$ 200
6 Promissory Notes [Member] | Minimum [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																			6.00%
6 Promissory Notes [Member] | Maximum [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																			76.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount		$ 140														$ 140	$ 661
Common Class A [Member]
Short-Term Debt [Line Items]
Shares issued											950,000					134,062		64,280	37,000
Extinguishment of debt						3,328										$ 144		$ 300
Number of shares converted																		79,868
Interest Payable		92														92
Number of value																		$ 661
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					68,276
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 180.00
Common Class A [Member] | Four Additional Notes Payable [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Shares issued																		150,000
Common Class A [Member] | Two Notes Payable [Member] | Investor [Member]
Short-Term Debt [Line Items]
Shares issued																		34,375
Common Class A [Member] | Convertible Notes [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Number of shares converted																			3,004
Number of value																			$ 206
Common Class A [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Shares issued																	79,868
Common Stock [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Shares issued												30,000	226,450	56,174				205,821	43,783
Shares issued														12,500				12,500	12,500
Exchange Agreement [Member]
Short-Term Debt [Line Items]
Outstanding obligations amount									$ 1,425
Principal amount									615
Carrying amount									$ 810
Extinguishment of debt				$ 149
Exchange Agreement [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Shares issued				459,310
Exchange Agreements [Member]
Short-Term Debt [Line Items]
Principal amount		$ 3,001														$ 3,001	$ 2,122
Exchange Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Shares issued																1,207,015
Securities Purchase Agreements [Member]
Short-Term Debt [Line Items]
Proceeds from Issuance Initial Public Offering						$ 1,000				$ 5,360					$ 2,475	$ 2,308
Securities Purchase Agreements [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Legal Fees										$ 100
Securities Purchase Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Shares issued										220,000
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Outstanding obligations amount							$ 1,000
Principal amount							$ 833
Proceeds from Other Debt					$ 1,975
Legal Fees					$ 25
Interest rate, percentage							16.667%
Debt Instrument, Repurchase Amount							$ 3,333
Principal payments							$ 3,000
Debt Instrument, Description							Each Additional Note will be issued in minimum tranches of $
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1,000
Securities Purchase Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Principal amount							$ 300
Unamortized discount							3,000
Securities Purchase Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal amount							4,000
Unamortized discount							$ 4,000
Purchase and Sale Agreement [Member]
Short-Term Debt [Line Items]
Net proceeds																806	$ 1,930	$ 2,430
Future receipts purchased, amount																		$ 4,417
Two Existing Agreements [Member]
Short-Term Debt [Line Items]
Net proceeds																480
Future receipts purchased, amount																$ 710